[logo] M F S(R)                                                SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                           OCTOBER 31, 2002

[graphic omitted]

                         MFS(R) EMERGING
                         OPPORTUNITIES FUND

                         MFS(R) LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
        NOT A DEPOSIT      NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) EMERGING OPPORTUNITIES FUND                                                    MFS(R) LARGE CAP VALUE FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IX, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

               NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)
TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55) Trustee, Chairman              LAWRENCE T. PERERA (born 06/23/35) Trustee
Massachusetts Financial Services Company, Chairman                Hemenway & Barnes (attorneys), Partner

JOHN W. BALLEN* (born 09/12/59) Trustee and President             WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, Chief                   Private investor; Harvard University
Executive Officer and Director                                    Graduate School of Business
                                                                  Administration, Class of 1961, Adjunct
KEVIN J. PARKE* (born 12/14/59) Trustee                           Professor in Entrepreneurship Emeritus;
Massachusetts Financial Services Company, Chief                   CBL & Associates Properties, Inc. (real
Investment Officer, President and Director                        estate investment trust), Director

LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee                    J. DALE SHERRATT (born 09/23/38) Trustee
Brigham and Women's Hospital, Chief of Cardiac                    Insight Resources, Inc. (acquisition
Surgery; Harvard Medical School, Professor of                     planning specialists), President;
Surgery                                                           Wellfleet Investments (investor in
                                                                  health care companies), Managing General
THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27) Trustee        Partner (since 1993); Cambridge
Edmund Gibbons Limited (diversified holding                       Nutraceuticals (professional nutritional
company), Chief Executive Officer; Colonial                       products), Chief Executive Officer
Insurance Company Ltd., Director and Chairman;                    (until May 2001); Paragon Trade Brands,
Bank of Butterfield, Chairman (until 1997)                        Inc. (disposable consumer products),
                                                                  Director
WILLIAM R. GUTOW (born 09/27/41) Trustee
Private investor and real estate consultant;                      ELAINE R. SMITH (born 04/25/46) Trustee
Capitol Entertainment Management Company (video                   Independent health care industry consultant
franchise), Vice Chairman
                                                                  WARD SMITH (born 09/13/30) Trustee
J. ATWOOD IVES (born 05/01/36) Trustee                            Private investor; Sundstrand Corporation
Private investor; KeySpan Corporation (energy                     (manufacturer of highly engineered
related services), Director; Eastern Enterprises                  products for industrial and aerospace
(diversified services company), Chairman, Trustee                 applications), Director (until June
and Chief Executive Officer (until November 2000)                 1999)

ABBY M. O'NEILL (born 04/27/28) Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

OFFICERS

JEFFREY L. SHAMES (born 06/02/55) Trustee, Chairman               RICHARD M. HISEY (born 08/29/58) Treasurer
Massachusetts Financial Services Company, Chairman                Massachusetts Financial Services Company, Senior
                                                                  Vice President (since July 2002); The Bank of
                                                                  New York, Senior Vice President (September 2000
JOHN W. BALLEN (born 9/12/59) Trustee and President               to July 2002); Lexington Global Asset Managers,
Massachusetts Financial Services Company, Chief                   Inc., Executive Vice President and General Manager
Executive Officer and Director                                    (prior to September 2000)

                                                                  ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant                 Massachusetts Financial Services Company, Vice President
Secretary and Assistant Clerk
Massachusetts Financial Services Company, Senior                  JAMES O. YOST (born 06/12/60) Assistant Treasurer
Vice President and Associate General Counsel                      Massachusetts Financial Services Company, Senior
                                                                  Vice President

STEPHEN E. CAVAN (born 11/06/53) Secretary and Clerk
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63) Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the
Trust since August 1, 2001. Messrs. Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of
MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500
    Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER                                  INVESTOR SERVICE

Massachusetts Financial Services Company            MFS Service Center, Inc.
500 Boylston Street                                 P.O. Box 2281
Boston, MA 02116-3741                               Boston, MA 02107-9906

DISTRIBUTOR                                         For general information, call toll free:
                                                    1-800-225-2606 any business day from 8
MFS Fund Distributors, Inc.                         a.m. to 8 p.m. Eastern time.
500 Boylston Street
Boston, MA 02116-3741                               For service to speech- or hearing-
                                                    impaired individuals, call toll free:
PORTFOLIO MANAGER                                   1-800-637-6576 any business day
                                                    from 9 a.m. to 5 p.m.
David M. Calabro+**                                 Eastern time. (To use this service,
                                                    your phone must be equipped with
DIRECTOR OF GLOBAL EQUITY RESEARCH                  a Telecommunications Device
                                                    for the Deaf).
David A. Antonelli+***
                                                    For share prices, account balances,
CUSTODIAN                                           exchanges or stock and bond outlooks,
                                                    call toll free: 1-800-MFS-TALK
State Street Bank and Trust Company                 (1-800-637-8255) anytime from a touch-
225 Franklin Street, Boston, MA 02110               tone telephone.

The Chase Manhattan Bank
One Chase Manhattan Plaza                           WORLD WIDE WEB
New York, NY 10081
                                                    www.mfs.com
INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

  + MFS Investment Management
 ** Large Cap Value Fund
*** Emerging Opportunities Fund

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker/dealer, bank, investment adviser, or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-255-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1)MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC,
   MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.
--------------------------------------------------------------------------------

PERFORMANCE RE-CAP

MFS(R) Emerging Opportunities Fund

For the six months ended October 31, 2002, Class A shares of the fund provided a total return of -24.58%, and Class I shares returned -24.25%, including the reinvestment of any dividends and capital gains distributions but excluding the effects of any sales charges. These returns compare to a -23.07% return over the same period for the fund's benchmark, the Russell 2500 Index (the Russell 2500). The Russell 2500 measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. During the same period, the average mid-cap core fund tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned -21.04%.

MFS(R) Large Cap Value Fund

For the six months ended October 31, 2002, Class A shares of the fund provided a total return of -13.97%, and Class I shares returned -13.77%, including the reinvestment of any dividends and capital gains distributions but excluding the effects of any sales charges. These returns compare to a -17.35% return over the same period for the fund's benchmark, the Russell 1000 Value Index, which measures the performance of large-cap U.S. value stocks. During the same period, the average multi-cap value fund tracked by Lipper Inc., returned -19.97%.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PERFORMANCE SUMMARY

Currently, each fund offers only Class A and Class I shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RATES OF RETURN THROUGH OCTOBER 31, 2002

MFS(R) EMERGING OPPORTUNITIES FUND(1)(2)(3)(4)(5)(6)

CLASS A
                                                                                   6 Months            1 Year             Life*
---------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge                                      -24.58%           - 9.54%           -32.60%
---------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge                                     --             - 9.54%           -14.61%
---------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge**                                   --             -14.74%           -16.61%
---------------------------------------------------------------------------------------------------------------------------------

CLASS I
                                                                                   6 Months            1 Year             Life*
---------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return (No Sales Charge)                                           -24.25%           - 9.25%           -32.39%
---------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return (No Sales Charge)                                          --             - 9.25%           -14.50%
---------------------------------------------------------------------------------------------------------------------------------
 *For the period from the commencement of the fund's investment operations, May 2, 2000, through October 31, 2002.
**Takes into account the maximum sales charge of 5.75%.

MFS(R) LARGE CAP VALUE FUND(1)(6)

CLASS A
                                                                  6 Months            1 Year           3 Years             Life*
----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge                     -13.97%           - 7.07%            +0.11%            +4.02%
----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge                    --             - 7.07%            +0.04%            +1.13%
----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge**                  --             -12.41%            -1.92%            -0.57%
----------------------------------------------------------------------------------------------------------------------------------

CLASS I
                                                                  6 Months            1 Year           3 Years             Life*
----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return (No Sales Charge)                          -13.77%           - 6.67%            +1.50%            +5.77%
----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return (No Sales Charge)                         --             - 6.67%            +0.50%            +1.62%
----------------------------------------------------------------------------------------------------------------------------------
 *For the period from the commencement of the fund's investment operations, May 4, 1999, through October 31, 2002.
**Takes into account the maximum sales charge of 5.75%.

NOTES TO PERFORMANCE SUMMARY

For periods prior to their inception, Class I share performance includes the performance of the funds' original share class (Class A). Class I performance has been adjusted to reflect the fact that I shares have no sales charge. Performance for these classes has not been adjusted to reflect the differences in class specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are lower for I than those of A, performance shown is lower for I than it would have been had this share class been offered for the entire period.

Performance results reflect any applicable subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and include the reinvestment of dividends and capital gains distributions.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

RISK CONSIDERATIONS

(1) Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

(2) Investing in small companies is riskier than investing in more-established companies.

(3) The portfolio will suffer a loss if it sells a security short and the value of that security rises. Because a portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss is limited only by the purchase price of the security.

(4) Investing in mid-sized companies is riskier than investing in more-established companies.

(5) When concentrating on one issuer, the portfolio is more sensitive to changes in the value of securities of these issuers.

(6) These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO OF INVESTMENTS (Unaudited) -- October 31, 2002

MFS EMERGING OPPORTUNITIES FUND

Stocks - 96.6%
-------------------------------------------------------------------------------
ISSUER                                                      SHARES        VALUE
-------------------------------------------------------------------------------
U.S. Stocks - 85.1%
  Advertising & Broadcasting - 1.0%
    Lamar Advertising Co., "A"*                                195     $  6,618
-------------------------------------------------------------------------------
  Banks & Credit Cos. - 6.6%
    Comerica, Inc.                                             290     $ 12,662
    New York Community Bancorp, Inc.                           310        9,002
    SouthTrust Corp.                                           790       20,240
                                                                       --------
                                                                       $ 41,904
-------------------------------------------------------------------------------
  Business Services - 5.6%
    ARAMARK Corp.*                                             340     $  7,174
    BISYS Group, Inc.*                                         350        6,265
    Bright Horizons Family Solutions, Inc.*                    200        5,410
    Concord EFS, Inc.*                                         580        8,283
    Technology Solutions Co.*                                8,530        8,018
                                                                       --------
                                                                       $ 35,150
-------------------------------------------------------------------------------
  Computer Services - 2.2%
    Inforte Corp.*                                           1,780     $ 13,724
-------------------------------------------------------------------------------
  Computer Software - Services - 3.4%
    Informatica Corp.*                                         800     $  4,160
    SunGard Data Systems, Inc.*                                780       17,293
                                                                       --------
                                                                       $ 21,453
-------------------------------------------------------------------------------
  Computer Software - Systems - 1.3%
    Jack Henry & Associates, Inc.                              800     $  8,223
-------------------------------------------------------------------------------
  Consumer Goods & Services - 1.9%
    RJ Reynolds Tobacco Holdings, Inc.                         300     $ 12,165
-------------------------------------------------------------------------------
  Containers - 3.0%
    Owens Illinois, Inc.*                                      620     $  7,434
    Smurfit-Stone Container Corp.*                             870       11,318
                                                                       --------
                                                                       $ 18,752
-------------------------------------------------------------------------------
  Defense Electronics - 3.0%
    Armor Holdings, Inc.*                                      480     $  7,349
    EDO Corp.                                                  675       11,306
    Integrated Defense Technologies*                            10          140
                                                                       --------
                                                                       $ 18,795
-------------------------------------------------------------------------------
  Electronics - 3.5%
    Intersil Holding Corp.*                                    620     $ 10,534
    LTX Corp.*                                               1,230        7,626
    Veeco Instruments, Inc.*                                   310        3,714
                                                                       --------
                                                                       $ 21,874
-------------------------------------------------------------------------------
  Gaming & Lodging - 1.7%
    Argosy Gaming Corp.*                                       550     $ 11,005
-------------------------------------------------------------------------------
  Healthcare - 8.1%
    Amn Healthcare Services, Inc.                              320      $  4,62
    Caremark Rx, Inc.*                                       1,920       33,984
    First Health Group Corp.*                                  480       12,471
                                                                       --------
                                                                       $ 51,082
-------------------------------------------------------------------------------
  Insurance - 2.8%
    Gallagher (Arthur J.) & Co.                                660     $ 17,701
-------------------------------------------------------------------------------
  Medical & Health Products - 3.1%
    Haemonetics Corp.*                                         620     $ 13,150
    Zoll Medical Corp.*                                        200        6,490
                                                                       --------
                                                                       $ 19,640
-------------------------------------------------------------------------------
  Medical & Health Technology Services - 8.0%
    Accredo Health, Inc.*                                      360     $ 16,661
    Laboratory Corporation of America Holdings*                400        9,640
    Lincare Holdings, Inc.*                                    180        6,132
    Pharmaceutical Product Development, Inc.*                  670       18,358
                                                                       --------
                                                                       $ 50,791
-------------------------------------------------------------------------------
  Oil Services - 1.9%
    GlobalSantaFe Corp.                                        515     $ 12,308
-------------------------------------------------------------------------------
  Oils - 3.9%
    Newfield Exploration Co.*                                  710     $ 24,843
-------------------------------------------------------------------------------
  Real Estate Investment Trusts - 1.0%
    Starwood Hotels & Resorts Co.                              280     $  6,524
-------------------------------------------------------------------------------
  Restaurants & Lodging - 6.2%
    CEC Entertainment, Inc.*                                   360     $ 10,008
    Jack in the Box, Inc.*                                     270        5,856
    Outback Steakhouse, Inc.*                                  220        7,491
    Prime Hospitality Corp.*                                 1,100        8,888
    RARE Hospitality International, Inc.*                      260        6,937
                                                                       --------
                                                                       $ 39,180
-------------------------------------------------------------------------------
  Retail - 10.8%
    Aeropostale, Inc.*                                          20     $    239
    Cost Plus, Inc.*                                           730       21,098
    Dollar Tree Stores, Inc.*                                  540       14,197
    Guitar Center, Inc.*                                       780       14,586
    Petco Animal Supplies, Inc.*                               240        6,014
    PETsMART, Inc.*                                            270        5,160
    Williams-Sonoma, Inc.*                                     300        7,140
                                                                       --------
                                                                       $ 68,434
-------------------------------------------------------------------------------
  Telecommunications - Wireline - 3.7%
    Advanced Fibre Communications, Inc.*                     1,430     $ 23,136
-------------------------------------------------------------------------------
  Trucking - 2.4%
    Heartland Express, Inc.*                                   189     $  3,710
    Knight Transportation, Inc.*                               320        6,317
    Swift Transportation, Inc.*                                330        5,310
                                                                       --------
                                                                       $ 15,337
-------------------------------------------------------------------------------
Total U.S. Stocks                                                      $538,639
-------------------------------------------------------------------------------
Foreign Stocks - 11.5%
  Bermuda - 1.5%
    Ace Ltd. (Insurance)                                       310     $  9,533
-------------------------------------------------------------------------------
  Canada - 1.0%
    Zarlink Semiconductor, Inc. (Electronics)*               2,530     $  6,502
-------------------------------------------------------------------------------
  Ireland - 1.9%
    SkillSoft (Internet)*                                    3,000     $ 12,030
-------------------------------------------------------------------------------
  Netherlands - 1.3%
    OPG Groep N.V. (Pharmaceuticals)                           195     $  7,792
-------------------------------------------------------------------------------
  Spain - 1.5%
    Compania de Distribucion Integral Logista, S.A.
      (Business Services)                                      500     $  9,606
-------------------------------------------------------------------------------
  United Kingdom - 4.3%
    Willis Group Holdings Ltd. (Insurance)*                    880     $ 26,928
-------------------------------------------------------------------------------
Total Foreign Stocks                                                   $ 72,391
-------------------------------------------------------------------------------
Total Stocks (Identified Cost, $725,378)                               $611,030
-------------------------------------------------------------------------------
Short-Term Obligations - 3.3%
-------------------------------------------------------------------------------
                                                  PRINCIPAL AMOUNT
                                                     (000 OMITTED)
-------------------------------------------------------------------------------
    General Electric Capital Corp., due 11/01/02,
      at Amortized Cost                                       $ 21     $ 21,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $746,378)                          $632,030
Other Assets, Less Liabilities - 0.1%                                       933
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                    $632,963
-------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- October 31, 2002

MFS LARGE CAP VALUE FUND

Stocks - 86.3%
-------------------------------------------------------------------------------
ISSUER                                                      SHARES        VALUE
-------------------------------------------------------------------------------
U.S. Stocks - 80.7%
  Aerospace - 0.8%
    Honeywell International, Inc.                               80     $  1,915
    United Technologies Corp.                                   30        1,850
                                                                       --------
                                                                       $  3,765
-------------------------------------------------------------------------------
  Banks & Credit Cos. - 7.1%
    Bank of America Corp.                                      140     $  9,772
    FleetBoston Financial Corp.                                225        5,263
    SouthTrust Corp.                                           180        4,612
    SunTrust Banks, Inc.                                       109        6,631
    U.S. Bancorp                                                23          485
    Wachovia Corp.                                             174        6,053
                                                                       --------
                                                                       $ 32,816
-------------------------------------------------------------------------------
  Biotechnology - 0.7%
    Abbott Laboratories, Inc.                                   31     $  1,298
    Pharmacia Corp.                                             43        1,849
                                                                       --------
                                                                       $  3,147
-------------------------------------------------------------------------------
  Business Machines - 1.2%
    Hewlett-Packard Co.                                        230     $  3,634
    International Business Machines Corp.                       22        1,737
                                                                       --------
                                                                       $  5,371
-------------------------------------------------------------------------------
  Cellular Phones - 0.5%
    Telephone & Data Systems, Inc.                              41     $  2,087
-------------------------------------------------------------------------------
  Chemicals - 2.4%
    Air Products & Chemicals, Inc.                              38     $  1,680
    Dow Chemical Co.                                           122        3,171
    E.I. DuPont de Nemours & Co.                               103        4,249
    PPG Industries, Inc.                                        45        2,116
                                                                       --------
                                                                       $ 11,216
-------------------------------------------------------------------------------
  Computer Hardware - Systems - 0.5%
    Intel Corp.                                                140     $  2,422
-------------------------------------------------------------------------------
  Computer Software - 0.7%
    Microsoft Corp.*                                            33     $  1,765
    Oracle Corp.*                                              150        1,528
                                                                       --------
                                                                       $  3,293
-------------------------------------------------------------------------------
  Conglomerates - 0.4%
    General Electric Co.                                        65     $  1,641
-------------------------------------------------------------------------------
  Consumer Goods & Services - 3.1%
    Fortune Brands, Inc.                                        15     $    751
    Gillette Co.                                                95        2,839
    Kimberly-Clark Corp.                                        65        3,347
    Philip Morris Cos., Inc.                                    83        3,382
    Procter & Gamble Co.                                        47        4,157
                                                                       --------
                                                                       $ 14,476
-------------------------------------------------------------------------------
  Electronics - 1.1%
    Texas Instruments, Inc.                                    311     $  4,933
-------------------------------------------------------------------------------
  Entertainment - 2.6%
    Harrah's Entertainment, Inc.*                               10     $    420
    Viacom, Inc., "B"*                                         193        8,610
    Walt Disney Co.                                            175        2,922
                                                                       --------
                                                                       $ 11,952
-------------------------------------------------------------------------------
  Financial Institutions - 6.8%
    American Express Co.                                        30     $  1,091
    Citigroup, Inc.                                            305       11,270
    Federal Home Loan Mortgage Corp.                           106        6,527
    Federal National Mortgage Assn.                             32        2,140
    Goldman Sachs Group, Inc.                                   45        3,222
    Merrill Lynch & Co., Inc.                                  116        4,402
    Morgan Stanley Dean Witter & Co.                            65        2,530
                                                                       --------
                                                                       $ 31,182
-------------------------------------------------------------------------------
  Financial Services - 2.0%
    Mellon Financial Corp.                                     319     $  9,025
-------------------------------------------------------------------------------
  Food & Beverage Products - 2.9%
    Archer-Daniels-Midland Co.                                 332     $  4,522
    Kellogg Co.                                                180        5,735
    PepsiCo, Inc.                                               65        2,866
                                                                       --------
                                                                       $ 13,123
-------------------------------------------------------------------------------
  Forest & Paper Products - 1.7%
    International Paper Co.                                    225     $  7,859
-------------------------------------------------------------------------------
  Healthcare - 0.3%
    HCA, Inc.                                                   35     $  1,522
-------------------------------------------------------------------------------
  Industrial Gases - 0.9%
    Praxair, Inc.                                               75     $  4,088
-------------------------------------------------------------------------------
  Insurance - 4.5%
    Allstate Corp.                                              88     $  3,501
    Chubb Corp.                                                107        6,036
    Hartford Financial Services Group, Inc.                     76        3,002
    MetLife, Inc.                                              333        7,952
                                                                       --------
                                                                       $ 20,491
-------------------------------------------------------------------------------
  Machinery - 2.2%
    Caterpillar, Inc.                                           60     $  2,451
    Deere & Co.                                                170        7,886
                                                                       --------
                                                                       $ 10,337
-------------------------------------------------------------------------------
  Medical & Health Products - 6.7%
    Bristol-Myers Squibb Co.                                   126     $  3,101
    Eli Lilly & Co.                                            118        6,549
    Merck & Co., Inc.                                          164        8,895
    Pfizer, Inc.                                               258        8,197
    Schering Plough Corp.                                      190        4,056
                                                                       --------
                                                                       $ 30,798
-------------------------------------------------------------------------------
  Metals & Minerals - 1.3%
    Alcoa, Inc.                                                270     $  5,956
-------------------------------------------------------------------------------
  Oil Services - 3.2%
    Noble Corp.*                                               146     $  4,719
    Schlumberger Ltd.                                          245        9,827
                                                                       --------
                                                                       $ 14,546
-------------------------------------------------------------------------------
  Oils - 7.8%
    Apache Corp.                                                88     $  4,757
    Devon Energy Corp.                                         115        5,808
    ExxonMobil Corp.                                           458       15,416
    Occidental Petroleum Corp.                                 260        7,418
    Unocal Corp.                                                95        2,626
                                                                       --------
                                                                       $ 36,025
-------------------------------------------------------------------------------
  Photographic Products - 0.8%
    Eastman Kodak Co.                                          115     $  3,789
-------------------------------------------------------------------------------
  Printing & Publishing - 3.0%
    Gannett Co., Inc.                                           82     $  6,226
    New York Times Co.                                          50        2,421
    Tribune Co.                                                105        5,045
                                                                       --------
                                                                       $ 13,692
-------------------------------------------------------------------------------
  Railroads - 2.2%
    Burlington Northern Santa Fe Railway Co.                   245     $  6,304
    Norfolk Southern Corp.                                     191        3,858
                                                                       --------
                                                                       $ 10,162
-------------------------------------------------------------------------------
  Real Estate Investment Trusts - 1.7%
    Equity Office Properties Trust                             120     $  2,890
    Equity Residential Properties Trust                        205        4,862
                                                                       --------
                                                                       $  7,752
-------------------------------------------------------------------------------
  Restaurants & Lodging - 0.7%
    Hilton Hotels Corp.                                        100     $  1,230
    McDonald's Corp.                                           100        1,811
                                                                       --------
                                                                       $  3,041
-------------------------------------------------------------------------------
  Supermarkets - 0.3%
    Kroger Co.*                                                100     $  1,484
-------------------------------------------------------------------------------
  Telecommunications - 5.4%
    AT&T Corp.                                                 668     $  8,711
    BellSouth Corp.                                            338        8,839
    SBC Communications, Inc.                                   260        6,671
    Verizon Communications, Inc.                                21          793
                                                                       --------
                                                                       $ 25,014
-------------------------------------------------------------------------------
  Telecommunications & Cable - 0.6%
    Comcast Corp., "A"*                                        130     $  2,991
-------------------------------------------------------------------------------
  Utilities - Electric - 3.2%
    Entergy Corp.                                               85     $  3,748
    Exelon Corp.                                                40        2,016
    FPL Group, Inc.                                             41        2,418
    NiSource, Inc.                                             216        3,568
    Pinnacle West Capital Corp.                                104        2,964
                                                                       --------
                                                                       $ 14,714
-------------------------------------------------------------------------------
  Utilities - Gas - 1.4%
    National Fuel Gas Co.                                      170     $  3,429
    WGL Holdings, Inc.                                         123        2,845
                                                                       --------
                                                                       $  6,274
-------------------------------------------------------------------------------
Total U.S. Stocks                                                      $370,984
-------------------------------------------------------------------------------
Foreign Stocks - 5.6%
  Netherlands - 0.4%
    Akzo Nobel N.V. (Chemicals)                                 60     $  1,790
-------------------------------------------------------------------------------
  Switzerland - 0.5%
    Nestle S.A. (Food & Beverage Products)                      10     $  2,139
-------------------------------------------------------------------------------
  United Kingdom - 4.7%
    BP Amoco PLC, ADR (Oils)                                   252     $  9,689
    Diageo PLC (Food & Beverage Products)*                      48          541
    Reed Elsevier PLC (Publishing)*                            790        6,971
    Vodafone Group PLC, ADR (Telecommunications)               283        4,505
                                                                       --------
                                                                       $ 21,706
-------------------------------------------------------------------------------
Total Foreign Stocks                                                   $ 25,635
-------------------------------------------------------------------------------
Total Stocks (Identified Cost, $436,832)                               $396,619
-------------------------------------------------------------------------------
Convertible Bonds - 2.1%
-------------------------------------------------------------------------------
                                                  PRINCIPAL AMOUNT
                                                     (000 OMITTED)
-------------------------------------------------------------------------------
U.S. Bonds - 2.1%
  Computer Software - Systems - 1.1%
    Analog Devices, Inc., 4.75s, 2005                         $  5     $  4,893
-------------------------------------------------------------------------------
  Conglomerates - 0.4%
    Loews Corp., 3.125s, 2007                                 $  2     $  1,745
-------------------------------------------------------------------------------
  Restaurants & Lodging - 0.6%
    Hilton Hotels Corp., 5s, 2006                             $  3     $  2,839
-------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $9,265)                      $  9,477
-------------------------------------------------------------------------------

Convertible Preferred Stocks - 1.2%
-------------------------------------------------------------------------------
                                                            SHARES
-------------------------------------------------------------------------------
U.S. Stocks - 1.2%
  Cellular Phones - 0.9%
    Motorola Inc., 7s                                          120     $  4,020
-------------------------------------------------------------------------------
  Utilities - Electric - 0.3%
    NiSource, Inc., 7.75s                                       50     $  1,660
-------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $6,731)           $  5,680
-------------------------------------------------------------------------------
Preferred Stock - 0.5%
-------------------------------------------------------------------------------
U.S. Stocks - 0.5%
  Insurance - 0.5%
    Hartford Financial Services Group, Inc., 6s
      (Identified Cost, $2,339)                                 50     $  2,219
-------------------------------------------------------------------------------
Short-Term Obligations - 11.5%
-------------------------------------------------------------------------------
                                                  PRINCIPAL AMOUNT
                                                     (000 OMITTED)
-------------------------------------------------------------------------------
    General Electric Capital Corp., due 11/01/02              $ 16     $ 16,000
    Student Loan Marketing Assn. Discount Note,
      due 11/01/02                                              37       37,000
-------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                        $ 53,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $508,167)                          $466,995
Other Assets, Less Liabilities - (1.6)%                                  (7,279)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                    $459,716
-------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

PORTFOLIO FOOTNOTES:
* Non-income producing security.

Financial Statements

Statements of Assets and Liabilities (Unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                                     MFS EMERGING           MFS LARGE
                                                                                    OPPORTUNITIES           CAP VALUE
OCTOBER 31, 2002                                                                             FUND                FUND
---------------------------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $746,378, and $508,167, respectively)      $   632,030          $   466,995
  Cash                                                                                       950                   59
  Receivable for investments sold                                                           --                  2,798
  Interest and dividends receivable                                                         --                    722
                                                                                     -----------          -----------
      Total assets                                                                   $   632,980          $   470,574
                                                                                     -----------          -----------
Liabilities:
  Payable for investments purchased                                                  $      --            $    10,845
  Payable to affiliates -
    Management fee                                                                            13                    9
    Reimbursement fee                                                                          4                    4
                                                                                     -----------          -----------
      Total liabilities                                                              $        17          $    10,858
                                                                                     -----------          -----------
Net assets                                                                           $   632,963          $   459,716
                                                                                     ===========          ===========
Net assets consist of:
  Paid-in capital                                                                    $ 1,182,638          $   525,593
  Unrealized depreciation on investments and translation of assets and liabilities
    in foreign currencies                                                               (114,348)             (41,166)
  Accumulated net realized loss on investments and foreign currency transactions        (433,401)             (30,171)
  Accumulated undistributed net investment income (loss)                                  (1,926)               5,460
                                                                                     -----------          -----------
      Total                                                                          $   632,963          $   459,716
                                                                                     ===========          ===========
Shares of beneficial interest outstanding
  Class A                                                                                 42,762               53,296
  Class I                                                                                 58,134                   20
                                                                                     -----------          -----------
      Total shares of beneficial interest outstanding                                    100,896               53,316
                                                                                     ===========          ===========
Net assets:
  Class A                                                                            $   267,888          $   459,541
  Class I                                                                                365,075                  175
                                                                                     -----------          -----------
      Total net assets                                                               $   632,963          $   459,716
                                                                                     ===========          ===========

Class A shares:
  Net asset value per share
    (net assets / shares of beneficial interest outstanding)                         $      6.26          $      8.62
                                                                                     ===========          ===========
Offering price per share (100 / 94.25 of net asset value per share)                  $      6.64          $      9.15
                                                                                     ===========          ===========

Class I shares:
  Net asset value, offering price, and redemption price per share
    (net assets / shares of beneficial interest outstanding)                         $      6.28          $      8.77
                                                                                     ===========          ===========

On sales of $50,000 or more, the price of Class A is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statements of Operations (Unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                                     MFS EMERGING           MFS LARGE
                                                                                    OPPORTUNITIES           CAP VALUE
SIX MONTHS ENDED OCTOBER 31, 2002                                                            FUND                FUND
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                                        $     1,523          $     5,459
    Interest                                                                                 350                  708
    Foreign taxes withheld                                                                   (34)                 (63)
                                                                                     -----------          -----------
     Total investment income                                                         $     1,839          $     6,104
                                                                                     -----------          -----------
  Expenses -
    Management fee                                                                   $     2,824          $     1,827
    Shareholder servicing agent fee                                                          374                  244
    Administrative fee                                                                        28                   19
    Custodian fee                                                                            743                  673
    Printing                                                                               7,224                1,012
    Postage                                                                                 --                     33
    Auditing fees                                                                          5,330                9,520
    Legal fees                                                                              --                    867
    Registration fees                                                                       --                    109
    Miscellaneous                                                                           --                  1,011
                                                                                     -----------          -----------
     Total expenses                                                                  $    16,523          $    15,315
    Fees paid indirectly                                                                     (51)                 (62)
    Reduction of expenses by investment adviser                                          (12,707)             (12,817)
                                                                                     -----------          -----------
     Net expenses                                                                    $     3,765          $     2,436
                                                                                     -----------          -----------
       Net investment income (loss)                                                  $    (1,926)         $     3,668
                                                                                     -----------          -----------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                                          $   (97,337)         $   (18,762)
    Foreign currency transactions                                                             26                   12
                                                                                     -----------          -----------
      Net realized loss on investments and foreign
        currency transactions                                                        $   (97,311)         $   (18,750)
                                                                                     -----------          -----------
  Change in unrealized appreciation (depreciation) -
    Investments                                                                      $  (131,507)         $   (58,760)
    Translation of assets and liabilities in foreign currencies                               (7)                   2
                                                                                     -----------          -----------
      Net unrealized loss on investments and foreign
        currency translation                                                         $  (131,514)         $   (58,758)
                                                                                     -----------          -----------
        Net realized and unrealized loss on investments and
          foreign currency                                                           $  (228,825)         $   (77,508)
                                                                                     -----------          -----------
         Decrease in net assets from operations                                      $  (230,751)         $   (73,840)
                                                                                     ===========          ===========

See notes to financial statements.

Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED           YEAR ENDED
                                                                                 OCTOBER 31, 2002       APRIL 30, 2002
MFS EMERGING OPPORTUNITIES FUND                                                       (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                                                $    (1,926)         $    (4,116)
  Net realized loss on investments and foreign currency transactions                     (97,311)             (83,038)
  Net unrealized gain (loss) on investments and foreign currency
    translation                                                                         (131,514)             133,590
                                                                                     -----------          -----------
      Increase (decrease) in net assets from operations                              $  (230,751)         $    46,436
                                                                                     -----------          -----------
Net decrease in net assets from fund share transactions                              $   (76,118)         $  (404,318)
                                                                                     -----------          -----------
      Total decrease in net assets                                                   $  (306,869)         $  (357,882)
Net assets:
  At beginning of period                                                                 939,832            1,297,714
                                                                                     -----------          -----------
  At end of period (including accumulated net investment loss of $1,926 and
    $0, respectively)                                                                $   632,963          $   939,832
                                                                                     ===========          ===========

See notes to financial statements.

Statement of Changes in Net Assets - continued
----------------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED           YEAR ENDED
                                                                                 OCTOBER 31, 2002       APRIL 30, 2002
MFS LARGE CAP VALUE FUND                                                              (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                                              $     3,668          $     5,934
  Net realized loss on investments and foreign currency transactions                     (18,750)              (4,537)
  Net unrealized loss on investments and foreign currency translation                    (58,758)             (23,274)
                                                                                     -----------          -----------
     Decrease in net assets from operations                                          $   (73,840)         $   (21,877)
                                                                                     -----------          -----------
Distributions declared to shareholders -
  From net investment income (Class A)                                               $      --            $    (5,650)
  From net investment income (Class I)                                                      --                     (2)
  From net realized gain on investments and foreign currency transactions
    (Class A)                                                                               --                (13,167)
  From net realized gain on investments and foreign currency transactions
    (Class I)                                                                               --                     (5)
  In excess of net realized gain on investments and foreign currency
    transactions (Class A)                                                                  --                 (6,969)
  In excess of net realized gain on investments and foreign currency
    transactions (Class I)                                                                  --                     (3)
                                                                                     -----------          -----------
      Total distributions declared to shareholders                                   $      --            $   (25,796)
                                                                                     -----------          -----------
Net increase in net assets from fund share transactions                              $     1,748          $    46,001
                                                                                     -----------          -----------
     Total decrease in net assets                                                    $   (72,092)         $    (1,672)
Net assets:
  At beginning of period                                                                 531,808              533,480
                                                                                     -----------          -----------
  At end of period (including accumulated undistributed net investment income
    of $5,460 and $1,792, respectively)                                              $   459,716          $   531,808
                                                                                     ===========          ===========

See notes to financial statements.

Financial Highlights
---------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED         YEAR ENDED       PERIOD ENDED
                                                                     OCTOBER 31, 2002     APRIL 30, 2002    APRIL 30, 2001*
MFS EMERGING OPPORTUNITIES FUND                                           (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS A
---------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                          $ 8.30             $ 7.79             $10.00
                                                                               ------             ------             ------
Income from investment operations# -
  Net investment loss(S)                                                       $(0.02)            $(0.03)            $(0.03)
  Net realized and unrealized gain (loss) on investments and foreign
    currency                                                                    (2.02)              0.54              (1.51)
                                                                               ------             ------             ------
      Total from investment operations                                         $(2.04)            $ 0.51             $(1.54)
                                                                               ------             ------             ------
Less distributions declared to shareholders -
  In excess of net realized gain on investments and foreign currency
    transactions                                                               $ --               $ --               $(0.67)
                                                                               ------             ------             ------
Net asset value - end of period                                                $ 6.26             $ 8.30             $ 7.79
                                                                               ======             ======             ======
Total return(+)                                                                (24.58)%++           6.55%            (16.13)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                                     1.01%+             1.04%              1.03%+
  Net investment loss                                                           (0.50)%+           (0.36)%            (0.35)%+
Portfolio turnover                                                                 39%               129%               169%
Net assets at end of period (000 Omitted)                                        $268               $387               $503

(S) Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and ratios would have been:
       Net investment loss                                                     $(0.14)            $(0.44)            $(0.27)
       Ratios (to average net assets):
         Expenses##                                                             (4.38)%+            6.50%              3.45%+
         Net investment loss                                                    (3.87)%+           (5.82)%            (2.77)%+

  * For the period from the commencement of the fund's investment operations, May 2, 2000, through April 30, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
---------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED         YEAR ENDED       PERIOD ENDED
                                                                     OCTOBER 31, 2002     APRIL 30, 2002    APRIL 30, 2001*
MFS EMERGING OPPORTUNITIES FUND                                           (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS I
---------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                          $ 8.29             $ 7.79             $10.00
                                                                               ------             ------             ------
Income from investment operations# -
  Net investment loss(S)                                                       $(0.02)            $(0.03)            $(0.04)
  Net realized and unrealized gain (loss) on investments and foreign
    currency                                                                    (1.99)              0.53              (1.50)
                                                                               ------             ------             ------
      Total from investment operations                                         $(2.01)            $ 0.50             $(1.54)
                                                                               ------             ------             ------
Less distributions declared to shareholders -
  In excess of net realized gain on investments and foreign currency
     transactions                                                              $ --               $ --               $(0.67)
                                                                               ------             ------             ------
Net asset value - end of period                                                $ 6.28             $ 8.29             $ 7.79
                                                                               ======             ======             ======
Total return                                                                   (24.25)%++           6.42%            (16.13)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                                     1.01%+             1.04%              1.03%+
  Net investment loss                                                           (0.52)%+           (0.38)%            (0.36)%+
Portfolio turnover                                                                 39%               129%               169%
Net assets at end of period (000 Omitted)                                        $365               $552               $795

(S) Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and ratios would have been:
      Net investment loss                                                      $(0.14)            $(0.46)            $(0.30)
      Ratios (to average net assets):
        Expenses##                                                              (4.38)%+            6.50%              3.45%+
        Net investment loss                                                     (3.89)%+           (5.84)%            (2.77)%+

 * For the period from the inception of Class I shares, June 1, 2000, through April 30, 2001.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued
---------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED APRIL 30,
                                                        SIX MONTHS ENDED         -------------------------     PERIOD ENDED
                                                        OCTOBER 31, 2002             2002             2001  APRIL 30, 2000*
MFS LARGE CAP VALUE FUND                                     (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                 CLASS A
---------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                             $10.02           $11.01           $10.23           $10.00
                                                                  ------           ------           ------           ------
Income from investment operations# -
  Net investment income(S)                                        $ 0.07           $ 0.11           $ 0.12           $ 0.12
  Net realized and unrealized gain (loss) on investments and
    foreign currency                                               (1.47)           (0.56)            1.54             0.66
                                                                  ------           ------           ------           ------
      Total from investment operations                            $(1.40)          $(0.45)          $ 1.66           $ 0.78
                                                                  ------           ------           ------           ------
Less distributions declared to shareholders -
  From net investment income                                      $ --             $(0.12)          $(0.14)          $(0.07)
  From net realized gain on investments and foreign currency
    transactions                                                    --              (0.27)           (0.74)           (0.48)
  In excess of net realized gain on investments and foreign
    currency transactions                                           --              (0.15)            --               --
                                                                  ------           ------           ------           ------
      Total distributions declared to shareholders                $ --             $(0.54)          $(0.88)          $(0.55)
                                                                  ------           ------           ------           ------
Net asset value - end of period                                   $ 8.62           $10.02           $11.01           $10.23
                                                                  ======           ======           ======           ======
Total return(+)                                                   (13.97)%++        (3.94)%          16.40%            8.14%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                        1.02%+           1.04%            1.04%            1.04%+
  Net investment income                                             1.50%+           1.17%            1.13%            1.13%+
Portfolio turnover                                                    34%              58%              67%             100%
Net assets at end of period (000 Omitted)                           $460             $532             $533             $519

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

      Net investment loss                                         $(0.17)          $(0.60)          $(0.38)          $(0.57)
      Ratios (to average net assets):
        Expenses##                                                  6.28%+           8.09%            5.69%            7.74%+
        Net investment loss                                        (3.76)%+         (5.88)%          (3.52)%          (5.57)%+

  * For the period from the commencement of the fund's investment operations, May 4, 1999, through April 30, 2000.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from certain expense offset arrangements.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
---------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED APRIL 30,
                                                        SIX MONTHS ENDED         -------------------------     PERIOD ENDED
                                                        OCTOBER 31, 2002             2002             2001  APRIL 30, 2000*
MFS LARGE CAP VALUE FUND                                     (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                 CLASS I
---------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                             $10.17           $11.13           $10.28           $10.00
                                                                  ------           ------           ------           ------
Income from investment operations# -
  Net investment income(S)                                        $ 0.06           $ 0.15           $ 0.20           $ 0.11
  Net realized and unrealized gain (loss) on investments and
    foreign currency                                               (1.46)           (0.57)            1.53             0.72
                                                                  ------           ------           ------           ------
      Total from investment operations                            $(1.40)          $(0.42)          $ 1.73           $ 0.83
                                                                  ------           ------           ------           ------
Less distributions declared to shareholders -
  From net investment income                                      $ --             $(0.12)          $(0.14)          $(0.07)
  From net realized gain on investments and foreign currency
    transactions                                                    --              (0.27)           (0.74)           (0.48)
  In excess of net realized gain on investments and foreign
    currency transactions                                           --              (0.15)            --               --
                                                                  ------           ------           ------           ------
      Total distributions declared to shareholders                $ --             $(0.54)          $(0.88)          $(0.55)
                                                                  ------           ------           ------           ------
Net asset value - end of period                                   $ 8.77           $10.17           $11.13           $10.28
                                                                  ======           ======           ======           ======
Total return                                                      (13.77)%++        (3.63)%          17.14%            8.65%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                        1.02%+           1.04%            1.04%            1.04%+
  Net investment income                                             1.18%+           1.44%            1.83%            1.12%+
Portfolio turnover                                                    34%              58%              67%             100%
Net assets at end of period (000 Omitted)                             $0+++            $0+++            $0+++            $0+++

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

      Net investment loss                                         $(0.19)          $(0.58)          $(0.31)          $(0.59)
      Ratios (to average net assets):
        Expenses##                                                  6.28%+           8.09%            5.69%            7.74%+
        Net investment loss                                        (4.08)%+         (5.61)%          (2.83)%          (5.58)%+

  * For the period from the inception of Class I shares, May 5, 1999, through April 30, 2000.
  + Annualized.
 ++ Not annualized.
+++ Class I net assets were less than $500.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Emerging Opportunities Fund and MFS Large Cap Value Fund (the funds) are each a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The funds can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Repurchase Agreements - Each fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. Each fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Each fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and amortization and accretion on debt securities.

Tax Basis Components of Dividends - The tax character of distributions declared for the years ended April 30, 2002 and April 30, 2001 was as follows:

MFS EMERGING OPPORTUNITIES FUND            APRIL 30, 2002*     APRIL 30, 2001
-----------------------------------------------------------------------------
Distributions declared from:
    Ordinary income                                 $ --              $95,094
    Long-term capital gain                            --                 --
                                                    ------            -------
Total distributions declared                        $ --              $95,094
                                                    ======            =======
*The fund paid no distributions for the
 year ended April 30, 2002.

MFS LARGE CAP VALUE FUND                     APRIL 30, 2002     APRIL 30, 200
-----------------------------------------------------------------------------
Distributions declared from:
    Ordinary income                                $15,709            $27,350
    Long-term capital gain                          10,087             12,319
                                                    ------             ------
Total distributions declared                       $25,796            $39,669
                                                    ------             ------

As of April 30, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                              MFS EMERGING      MFS LARGE CAP
                                        OPPORTUNITIES FUND         VALUE FUND
-----------------------------------------------------------------------------
Undistributed ordinary income                   $   --                $ 1,789
Capital loss carryforward                        (258,269)               --
Unrealized gain                                    13,517              15,481
Other temporary differences                       (74,172)             (9,307)

At April 30, 2002, the MFS Emerging Opportunities Fund, for federal income tax purposes, had a capital loss carryforward of $258,269, which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2010.

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - Each fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. Each fund's management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

Each fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management fees. The funds in turn will pay MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At October 31, 2002, the aggregate unreimbursed expenses owed to MFS by the funds amounted to $99,506 and $106,406 for MFS Emerging Opportunities Fund and MFS Large Cap Value Fund, respectively.

Each fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. The Trustees are currently waiving their right to receive compensation for each fund.

Administrator - Each fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

                First $2 billion                  0.0175%
                Next $2.5 billion                 0.0130%
                Next $2.5 billion                 0.0005%
                In excess of $7 billion           0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales of Class A shares of the each fund for the six months ended October 31, 2002.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of each fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each fund's average daily net assets attributable to Class A shares. Distribution and service fees under each fund's Class A distribution plan have not yet been implemented and will commence on such date as the Trustees may determine.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. There were no contingent deferred sales charges imposed on Class A shares during the six months ended October 31, 2002.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than short-term obligations, were as follows:

                                                    MFS EMERGING   MFS LARGE CAP
                                              OPPORTUNITIES FUND      VALUE FUND
--------------------------------------------------------------------------------
Purchases
Investments (non-U.S. government securities)          $ 282,370        $ 166,941
                                                      ---------        --------
Sales
Investments (non-U.S. government securities)          $ 323,718        $150,063
                                                      ---------        --------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the funds, as computed on a federal income tax basis, are as follows:

                                                   MFS EMERGING    MFS LARGE CAP
                                             OPPORTUNITIES FUND       VALUE FUND
--------------------------------------------------------------------------------
Aggregate cost                                        $ 750,027        $510,278
                                                      ---------        --------
Gross unrealized depreciation                         $(159,447)       $(58,282)
Gross unrealized appreciation                            41,450          14,999
                                                      ---------        --------
    Net unrealized depreciation                       $(117,997)       $(43,283)
                                                      =========        ========

(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares

                                MFS EMERGING OPPORTUNITIES FUND
                       --------------------------------------------------
                          SIX MONTHS ENDED             YEAR ENDED
                          OCTOBER 31, 2002            APRIL 30, 2002
                       ----------------------   -------------------------
                         SHARES         AMOUNT       SHARES        AMOUNT
-------------------------------------------------------------------------
Shares sold               2,529      $  17,500       10,833     $  88,974
Shares reacquired        (6,422)       (41,791)     (28,796)     (203,654)
                      ---------      ---------    ---------     ---------
   Net decrease          (3,893)     $ (24,291)     (17,963)    $(114,680)
                      =========      =========    =========     =========

Class I shares
                                MFS EMERGING OPPORTUNITIES FUND
                       --------------------------------------------------
                          SIX MONTHS ENDED              YEAR ENDED
                          OCTOBER 31, 2002            APRIL 30, 2002
                       ----------------------   -------------------------
                         SHARES         AMOUNT       SHARES        AMOUNT
-------------------------------------------------------------------------
Shares sold              20,117      $ 137,444       83,581     $ 638,163
Shares reacquired       (28,584)      (189,271)    (119,040)     (927,801)
                      ---------      ---------    ---------     ---------
   Net decrease          (8,467)     $ (51,827)     (35,459)    $(289,638)
                      =========      =========    =========     =========

Class A shares
                                   MFS LARGE CAP VALUE FUND
                       --------------------------------------------------
                          SIX MONTHS ENDED             YEAR ENDED
                          OCTOBER 31, 2002           APRIL 30, 2002
                       ----------------------   -------------------------
                        SHARES         AMOUNT        SHARES         AMOUN
-------------------------------------------------------------------------
Shares sold                 308      $   2,710        2,619     $  26,780
Shares issued to
 shareholders in
 reinvestment
 of distributions          --             --          2,682        25,775
Shares reacquired           (74)          (962)        (662)       (6,554)
                      ---------      ---------    ---------     ---------
   Net increase             234      $   1,748        4,639     $  46,001
                      =========      =========    =========     =========

For the six months ended October 31, 2002 and the fiscal year ended April 30, 2002, the MFS Large Cap Value Fund had no Class I share activity.

(6) Line of Credit
Each fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the MFS Emerging Opportunities Fund and the MFS Large Cap Value Fund for the six months ended October 31, 2002, was $2 and $2, respectively. The funds had no borrowings during the period.

              --------------------------------------------------

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded by a current prospectus.

MFS(R) EMERGING OPPORTUNITIES FUND

MFS(R) LARGE CAP VALUE FUND

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INVESTMENT MANAGEMENT


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(C)2002 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.                        INC-3A 12/02  350